Loss per common share:	12 Months Ended
Jun. 30, 2013
Loss per common share:
Loss per common share:

Note D — Loss per common share:

	2013	2012	2011
Net loss attributable to common stockholders	$(6,851,518)	$(13,364,871)	$(11,149,991)
Weighted average number of shares of common stock	77,263,381	77,009,351	76,048,925
Income (loss) per common share	$(0.09)	$(0.17)	$(0.15)

Potential dilutive securities (e.g., convertible preferred stock, stock warrants and convertible debt) have not been considered because the Company reported a net loss and, accordingly, their effects would be anti-dilutive.